Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	As of March 31,
	2023	2024
	$	$
Prepaid expenses	141	116
Payment in advance	164	47
Deposits	54	3
Other	49	60
Less: allowance for expected credit losses	(2)	-
Total prepaid expenses and other current assets, net	406	226

Details of the movements of the expected credit loss provision are as follows:

	Year ended March 31,
	2022	2023	2024
	$	$	$
At beginning of year	-	1	2
Provision (reversal) for the year	1	1	(2)
At end of year	1	2	-